Statement of Operations (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Plant Operations:
Energy sales	$ 5,424,696	$ 2,438,471
Energy credit sales	469,417	79,569
Land, water, and mineral rights lease	0	196,893
Management fees	0	250,000
Gain from investment in subsidiary	0	288,612
Plant production expenses	(3,610,139)	(1,630,316)
Well repairs and maintenance	(3,066,301)	0
Net loss from plant operations	(782,327)	1,623,229
Operating Expenses:
Corporate administration	899,554	740,560
Professional and management fees	1,889,142	1,128,993
Salaries and wages	1,237,462	1,084,385
Stock based compensation	1,454,376	1,066,565
Travel and promotion	203,444	378,528
Other plant expenses	3,603,206	1,129,993
Other operating expenses	559,066	133,555
Total operating expenses	9,846,250	5,662,579
Loss from Operations	(10,628,577)	(4,039,350)
Other Income (Loss):
Other income	3,328	24,922
Loss on disposal of water rights	(548,701)	0
Interest income	122,361	42,092
Total other income	(423,012)	67,014
Net Loss Before Accumulated Change	(11,051,589)	(3,972,336)
Accumulated effect on prior period application of capitalization policy	262,305	0
Net Loss	(10,789,284)	(3,972,336)
Net loss attributable to the non- controlling interest	4,567,155	17,920
Net Loss Attributable to U.S. Geothermal Inc.	(6,222,129)	(3,954,416)
Other Comprehensive Income:
Unrealized loss on investment in equity securities	(85,988)	(27,703)
Comprehensive Loss Attributable to U.S. Geothermal Inc.	$ (6,308,117)	$ (3,982,119)
Basic And Diluted Net Loss Per Share Attributable to U.S. Geothermal Inc.	$ (0.07)	$ (0.05)
Weighted Average Number of Shares Outstanding for Basic and Diluted Calculations	84,920,687	79,831,008